Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Dec. 18, 2017
Document Effective Date	Dec. 29, 2017
Prospectus Date	Dec. 29, 2017
Villere Balanced Fund | Investor Class
Prospectus:
Trading Symbol	VILLX
Villere Equity Fund | Investor Class
Prospectus:
Trading Symbol	VLEQX